Principal Funds, Inc.
Supplement dated November 10, 2020
to the Statement of Additional Information dated March 1, 2020
(as previously supplemented)
This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

PORTFOLIO MANAGER DISCLOSURE
In the Sub-Advisor: Origin Asset Management LLP section, delete all references to John Birkhold.

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